Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, number of shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares issued	200,592	137,672	137,672
Preferred stock, shares outstanding	200,592	137,672	137,672
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, number of shares authorized	6,000,000	6,000,000	6,000,000
Common stock, shares issued	738,331	738,331	675,281
Common stock, shares outstanding	738,331	738,331	675,281